Related party transactions - Other (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Office space Augsburg, Germany
Related parties
Rent expense	€ 2	€ 2	€ 2
Use of paintings in administrative building
Related parties
Rent expense		2	2
Acquired goods from related parties	2
Schlosserei und Metallbau Ederer, Dießen
Related parties
Acquired goods from related parties	0	7	15
Andreas Schmid Logistik
Related parties
Acquired goods from related parties	56	74	43
Suzhou Meimai Fast Manufacturing Technology Co. Ltd
Related parties
Revenue from related parties	164	175	244
Dscs Digital Supply Chain Solutions Gmbh
Related parties
Revenue from related parties	€ 13	€ 0	€ 0
Ownership interest in associate (as a percent)	33.30%	33.30%	33.30%
Simon Franz
Related parties
Salary received	€ 9	€ 12	€ 3